Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Premises and Equipment
Premises and equipment at December 31 consisted of the following:

(Dollars in Millions)	2023	2022
Land	$515	$535
Buildings and improvements	3,239	3,296
Furniture, fixtures and equipment	3,013	3,485
Right of use assets on operating leases	1,149	1,296
Right of use assets on finance leases	275	269
Construction in progress	68	46
	8,259	8,927
Less accumulated depreciation and amortization	(4,636)	(5,069)
Total	$3,623	$3,858